Shareholders' Equity	12 Months Ended
Mar. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017, and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (10,000 shares of $2 par value retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying condensed consolidated financial statements.

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share (1,253 ordinary shares at a price of $8,000 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023). On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share (20 ordinary shares at a price of $8,000 per ordinary share retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) in a second closing. The total gross proceeds from the initial public offering were approximately $10.2 million before underwriting commissions and offering expenses. On January 10, 2019, the underwriter exercise the warrants in connection with the initial public offering and 160,426 shares (80 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) were newly issued.

Warrant

In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (500 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($768.6 per share retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2023 and March 31, 2023, the total number of warrants outstanding was 250,000 (500 retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) with weighted average remaining life of 2.33 years and 2.83 years, respectively.

The fair value of this Warrants was $509,000. The fair value has been estimated using the Black Scholes pricing model with the following weighted-average assumptions: risk free rate of 0.33%; expected term of 4 years; exercise price of the warrants of $1.5372; volatility of 131.84%; and expected future dividends of Nil.

2021 Reverse stock split

On January 23, 2021, the Company’s board of directors approved to effect a one-for-four reverse stock split of its ordinary shares (the “2021 Reverse Stock Split”) with the market effective on February 22, 2021, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.001 to US$0.004. As a result of the 2021 Reverse Stock Split, each four pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2021 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of February 21, 2021 (immediately prior to the effective date), there were 62,057,584 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2021 Reverse Stock Split is 15,525,094, taking into account of the effect of rounding fractional shares into whole shares (31,050 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023). In addition, all options and any other securities of the Company outstanding immediately prior to the 2021 Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 4 and multiplying the exercise price thereof by 4, as a result of the 2021 Reverse Stock Split.

2021 Equity incentive plan

In September 2021, the Company adopted a share incentive plan (the “2021 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The Company reserved 2,325,000 ordinary shares (4,650 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) for the 2021 Equity Incentive Plan. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2021 Equity Incentive Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (4,650 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $495.57 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023).

The 2022 Public Offering

On January 18, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which the Company agreed to sell to the Underwriter, in a firm commitment public offering (the “2022 Public Offering”) (i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).

The Pre-funded Warrants have an exercise price of $0.01 per share. The Pre-funded Warrants were issued in registered form under a warrant agent agreement (the “Warrant Agent Agreement”) between the Company and TranShare Corporation as the warrant agent. The Underwriter exercised its over-allotment in full for purchase of all the Option Shares. The Company expects to receive approximately $3,984,784 in gross proceeds from this Offering, assuming no Pre-funded Warrants are exercised, before deducting underwriting discounts and other related offering expenses. As of February 8, 2022, the investors have exercised all the Pre-funded Warrants to purchase 11,521,500 ordinary shares.

Pursuant to the 2022 Public Offering, the Company issued 22,777,774 ordinary shares at price of $0.18 per share (45,556 ordinary shares at price of $90 per share retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) to the investors. The total gross proceeds from the 2022 Public Offering were approximately $4.1 million before underwriting commissions and offering expenses. The total net proceeds from the 2022 Public Offering were approximately $3.1 million after underwriting commissions and offering expenses.

2022 Equity incentive plan

In March 2022, the Company adopted a share incentive plan (the “2022 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2022 Equity Incentive Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2022 Equity Incentive Plan, the Company issued 6,094,180 ordinary shares (12,188 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) to its management on May 15, 2022.

2022 Reverse stock split

On May 10, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “2022 Reverse Stock Split”) with the market effective on May 19, 2022, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.004 to US$0.08. As a result of the 2022 Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2022 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of May 16, 2022 (immediately prior to the effective date), there were 40,627,868 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2022 Reverse Stock Split is 2,042,673 (81,707 shares retrospectively restated for effect of reverse stock split on October 5, 2023), taking into account of the effect of rounding fractional shares into whole shares. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the 2022 Reverse Stock Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the 2022 Reverse Stock Split.

Securities purchase agreement

On September 22, 2022, the Company entered into certain securities purchase agreement with Zhijun Xiao, a non-affiliate non-U.S. person, pursuant to which Mr. Xiao agreed to purchase 1,625,798 ordinary shares of the Company, par value $0.08 per share at a per share purchase price of $1.35 (65,032 ordinary shares of the Company, par value $2 per share at a per share purchase price of $33.75 retrospectively restated for effect of reverse stock split on October 5, 2023). The agreement was executed on October 11, 2022 and the gross proceeds of this transaction were $2,194,827.

On February 22, 2023, the Company entered into certain securities purchase agreement with Rising Sun Capital Ltd., a limited liability company organized under the laws of Australia, pursuant to which the investor agreed to purchase 1,724,138 ordinary shares of the Company, par value $0.08 per share, at a per share purchase price of $0.58 (68,966 ordinary shares of the Company, par value $2 per share at a per share purchase price of $14.5 retrospectively restated for effect of reverse stock split on October 5, 2023). The gross proceeds of this transaction are approximately $1 million. Upon the issuance date of these condensed consolidated financial statements, the transaction has not been closed and the Company has not received the proceeds. Management assessed the likelihood of whether the Company was able to close this deal and expected to receive the proceeds before September 30, 2024.

2023 Reverse stock split

On October 5, 2023, the Company effected a one-for-twenty-five (1-25) reverse split of its ordinary shares, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.08 to US$2. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the reverse stock split were retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 25 and multiplying the exercise price thereof by 25, as a result of the reverse stock split.

2024 Equity incentive plan

In January 2024, the Company adopted a share incentive plan (the “2024 Equity incentive plan”), which provides for the granting of share incentives, including incentive share options, restricted shares and any other form of award pursuant to the 2024 Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2024 Equity incentive plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2024 Equity incentive plan, the Company issued 185,316 ordinary shares to its management on January 25, 2024.

Issuance of shares for convertible note principal and interest partial settlement

For the year ended March 31, 2020, 11,961,006 ordinary shares (5,980 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) were issued with a fair value of $6,425,657 for convertible notes principal and interest partial settlement.

For the year ended March 31, 2021, 27,389,877 ordinary shares (13,695 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) were issued with a fair value of $7,680,791 for convertible notes principal and interest partial settlement.

For the year ended March 31, 2023, 5,736,811 ordinary shares (229,472 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023) were issued with a fair value of $3,131,511 for convertible notes principal and interest partial settlement.

For the year ended March 31, 2024, 8,025,589 ordinary shares (1,533,958 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023) were issued with a fair value of $2,813,807 for convertible notes principal and interest partial settlement.